Organization and Principal Activities - VIE Arrangements (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Total current liabilities	¥ 1,572,317	$ 240,968	¥ 1,745,119
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Total current liabilities	1,068,633	163,774	1,019,725
Due to Subsidiaries | Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Total current liabilities	¥ 927,892	$ 142,206	¥ 887,178